Thrivent Government Bond Portfolio Investment Strategy - Thrivent Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), U.S. Government Agency debt, and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Portfolio’s portfolio securities may be of any maturity. The Adviser uses fundamental and other investment research techniques to determine what debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Portfolio seeks to achieve a return consisting of income earned on the Portfolio’s investments plus capital appreciation, if any. The Portfolio may invest in U.S. dollar denominated sovereign debt of foreign governments. While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.